Significant Accounting Policies - Assets and Liabilities Reported at Fair Value on a Recurring Basis (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Significant Other Observable Inputs (Level 2)
Fair Value Measurements (Textual)
Cost basis of the investment funds	$ 56,326
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Deferred compensation plan assets	34,433
Liabilities:
Deferred compensation plan liabilities	70,850
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Assets:
Deferred compensation plan assets	26,664
Fair Value, Measurements, Recurring | Fair Value
Assets:
Deferred compensation plan assets	61,097
Liabilities:
Deferred compensation plan liabilities	$ 70,850